                                        OPPENHEIMER NEW YORK MUNICIPAL FUND
                                       Supplement dated May 10, 2002 to the
                                           Prospectus dated January 28, 2002

The Prospectus is changed as follows:

1.        The  following  sentence is added after the bullet  points at the end of the second  paragraph  under the section titled "WHAT DOES THE FUND MAINLY INVEST IN?" on page 3 of the prospectus:

                  "Securities that generate income subject to alternative  minimum tax (AMT) will count towards the 80% municipal securities requirement."

May 10, 2002                                                                                      360PS017